Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Apr. 30, 2026	Apr. 30, 2025
Current assets
Cash	$ 11,348	$ 10,665
Amounts receivable, net	2,529	4,115
Tax receivable	472	143
Inventory	492	2,095
Unbilled revenue	581	548
Prepaid expenses	798	1,188
Total current assets	16,220	18,754
Restricted cash	126	126
Deposit on equipment	25	502
Property and equipment	4,047	15,762
Deferred tax asset	958	0
Intangible assets	0	1,067
Goodwill	0	8,230
Total assets	21,376	44,441
Current liabilities
Accounts payable and accrued liabilities	4,178	5,283
Deferred revenue	1,073	1,090
Tax payable	81	475
Leases	457	1,850
Deferred acquisition payments	0	314
Current liabilities	5,789	9,012
Leases	3,069	11,553
Deferred income tax liability	769	250
Total liabilities	9,627	20,815
SHAREHOLDERS' EQUITY
Share capital	137,263	136,371
Contributed surplus	14,108	12,833
Accumulated other comprehensive income	3,121	3,216
Accumulated deficit	(142,743)	(128,794)
Equity	11,749	23,626
Total liabilities and shareholders' equity	$ 21,376	$ 44,441